UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

International ETFs

AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.7%
Angola: 1.2%
30,500		Acergy S.A. #		$ 560,443

Australia: 1.1%
91,001		Paladin Energy Ltd. * #		329,690
26,335		Riversdale Mining Ltd. * #		218,647
				548,337

Canada: 4.6%
98,911		Equinox Minerals Ltd. *		373,396
13,482		First Quantum Minerals Ltd.		1,110,532
34,419		Red Back Mining, Inc. *		703,951
				2,187,879
Egypt: 18.6%
145,023		Commercial International Bank #		1,713,417
154,095		Egyptian Financial Group-Hermes Holding #		889,673
331,172		Egyptian Kuwaiti Holding Co. #		745,756
15,339		MobiNill Egyptian Co. for Services #		598,445
45,520		Orascom Construction Industries #		2,183,630
1,444,627		Orascom Telecom Holding SAE #		1,480,203
187,770		Telecom Egypt #		580,514
475,098		Talaat Moustafa Group * #		662,756
				8,854,394
Kenya: 0.9%
2,035,950		Equity Bank Ltd. #		416,814

Kuwait: 4.5%
455,500		Mobile Telecommunications Co. K.S.C. * #		2,131,589

Morocco: 12.4%
41,619		Attijariwafa Bank #		1,454,154
35,194		Banque Marocaine du Commerce Exterieur		1,066,311
59,623		Douja Promotion Groupe Addoha S.A. #		813,901
91,838		Maroc Telecom #		1,766,130
4,190		ONA S.A. (Omnium Nord Africain) #		834,525
				5,935,021

Nigeria: 18.3%
7,426,519		Afribank Nigeria PLC * #		133,390
15,924,951		Fidelity Bank Nigeria		353,652
15,948,681		First Bank of Nigeria PLC #		1,745,218
10,256,474		Guaranty Trust Bank PLC #		1,429,371
9,932,266		Intercontinental Bank PLC #		140,507
4,158,157		Nigerian Breweries PLC #		1,704,367
9,333,185		PlatinumHabib Bank PLC		103,322
7,428,115		Union Bank Nigeria PLC *		285,335
10,700,424		United Bank for Africa PLC * #		1,086,279
13,810,299		Zenith Bank Ltd. * #		1,747,286
				8,728,727
South Africa: 29.8%
47,305		ABSA Group Ltd. #		914,421
5,464		Anglo Platinum Ltd. * #		549,801
28,819		AngloGold Ashanti Ltd. #		1,084,905
71,092		Aquarius Platinum Ltd. (GBP) #		463,959
14,082		ArcelorMittal South Africa Ltd. #		177,112
26,165		Bidvest Group Ltd. #		485,602
191,034		FirstRand Ltd. #		525,823
52,183		Gold Fields Ltd. #		654,382
28,448		Harmony Gold Mining Co. Ltd. #		266,590
47,078		Impala Platinum Holdings Ltd. #		1,370,742
84,622		MTN Group Ltd. #		1,288,363
21,820		Naspers Ltd. #		938,331
949,181		Old Mutual PLC (GBP) * #		1,762,681
32,952		Remgro Ltd. #		439,082
140,389		Sanlam Ltd. #		474,633
34,475		Sasol Ltd. #		1,417,130
91,256		Standard Bank Group Ltd. #		1,417,542
				14,231,099
United Kingdom: 8.3%
15,082		Randgold Resources Ltd. (ADR)		1,158,750
147,461		Tullow Oil PLC #		2,797,174
				3,955,924

Total Common Stocks
(Cost: $42,056,013)				47,550,227

MONEY MARKET FUND: 0.2%
(Cost: $109,316)
		Dreyfus Government
109,316		Cash Management Fund		109,316

Total Investments: 99.9%
(Cost: $42,165,329)				47,659,543
Assets in excess of other liabilities: 0.1%				41,882
NET ASSETS: 100.0%				$ 47,701,425

ADR	American Depositary Receipt
GBP	British Pound
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $42,394,978, which represents 88.9% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $42,519,739 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 7,164,989
Gross Unrealized Depreciation				(2,025,185)
Net Unrealized Appreciation				$ 5,139,804

			% of
Summary of Investments by Sector (unaudited)			Investments	Value
Base/Industrial Metals			6.4%	$ 3,031,075
Communications			10.1	4,790,751
Consumer Goods			1.0	485,602
Consumer Non-Durables			3.6	1,704,367
Energy			11.5	5,500,196
Finance			35.1	16,745,408
Precious Metals			9.9	4,705,933
Real Estate			15.8	7,532,402
Technology			6.4	3,054,493
Money Market Fund			0.2	109,316
			100.0%	$ 47,659,543

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Angola	$ -	$ 560,443	$ -	$ 560,443
Australia	-	548,337	-	548,337
Canada	2,187,879	-	-	2,187,879
Egypt	-	8,854,394	-	8,854,394
Kenya	-	416,814	-	416,814
Kuwait	-	2,131,589	-	2,131,589
Morocco	1,066,311	4,868,710	-	5,935,021
Nigeria	742,309	7,986,418	-	8,728,727
South Africa	-	14,231,099	-	14,231,099
United Kingdom	1,158,750	2,797,174	-	3,955,924

Money Market Fund:
United States	109,316	-	-	109,316
Total	$ 5,264,565	$ 42,394,978	$ -	$ 47,659,543

See Note to Schedules of Investments

BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 69.9%
Basic Materials: 4.5%
1,149,386		Jaguar Mining, Inc. (CAD) *		$ 10,592,636
3,718,004		Mirabela Nickel Ltd. (AUD) * †		8,388,002
778,450		MMX Mineracao e Metalicos S.A. *		5,857,894
848,784		MMX Mineracao e Metalicos S.A. (SR) *		6,391,919
				31,230,451

Communications: 2.0%
656,050		Cia Global Do Varejo		14,115,717

Consumer, Cyclical: 16.7%
2,824,100		Brookfield Incorporacoes S.A.		12,500,919
618,850		Cia Hering S.A.		12,115,548
418,250		Drogasil S.A.		6,536,108
899,850		Even Construtora e Incorporadora S.A.		3,327,736
4,163,200		Gafisa S.A.		28,225,876
1,030,550		Grendene S.A.		5,254,667
294,500		Iochpe Maxion S.A.		4,579,131
1,668,050		Lojas Renner S.A.		38,208,037
326,550		Positivo Informatica S.A.		3,253,241
683,450		Tecnisa S.A.		3,657,168
				117,658,431

Consumer, Non-cyclical: 13.8%
1,205,850		Acucar Guarani S.A. *		3,148,575
1,742,650		Amil Participacoes S.A.		13,474,853
1,557,414		Cosan Ltd. (Class A) (USD) *		14,686,414
2,985,300		Diagnosticos da America S.A.		25,910,403
486,950		Estacio Participacoes S.A.		5,893,495
619,900		Fleury S.A. *		6,665,479
1,357,450		Localiza Rent a Car S.A.		14,223,295
329,950		Obrascon Huarte Lain Brasil S.A.		7,572,562
644,900		SLC Agricola S.A.		5,282,926
				96,858,002

Energy: 1.5%
9,605,000		Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *		6,296,773
316,700		Lupatech S.A. *		4,255,318
				10,552,091

Financial: 18.7%
1,989,700		BR Malls Participacoes S.A. *		23,412,170
2,259,900		Brasil Brokers Participacoes S.A.		9,826,203
3,058,700		CETIP S.A. - Balcao Organizado de Ativos e Derivativos		24,936,452
596,600		EZ TEC Empreendimentos e Participacoes S.A.		2,724,430
1,670,100		GP Investments Ltd. (BDR) *		8,188,141
506,450		Iguatemi Empresa de Shopping Centers S.A.		8,507,520
5,835,200		JHSF Participacoes S.A.		10,429,925
431,150		Odontoprev S.A.		14,917,640
1,350,600		Porto Seguro S.A.		13,470,432
2,167,400		Rossi Residencial S.A.		14,937,536
				131,350,449

Industrial: 5.1%
600,750		Login Logistica Intermodal S.A. *		2,763,578
2,205,115		Magnesita Refratarios S.A. *		17,545,040
938,900		Multiplan Empreendimentos Imobiliarios S.A.		15,666,746
				35,975,364

Technology: 4.2%
1,217,850		Tivit Terceirizacao de Tecnologia e Servicos S.A.		12,187,371
289,000		Totvs S.A.		17,294,335
				29,481,706

Utilities: 3.4%
1,216		Cia de Gas de Sao Paulo Rights * #
		(BRL 34.97, expiring 4/29/10)		784
735,700		Cia de Saneamento de Minas Gerais-COPA S.A.		10,470,544
697,950		Equatorial Energia S.A.		6,116,399
559,350		MPX Energia S.A.		7,490,595
				24,078,322

Total Common Stocks
(Cost: $453,935,820)				491,300,533

PREFERRED STOCKS: 29.9%
Basic Materials: 2.6%
487,100		Cia de Ferro Ligas da Bahia		3,449,848
5,008,700		Klabin S.A.		15,295,240
				18,745,088

Consumer, Cyclical: 5.4%
1,747,050		Marcopolo S.A.		7,831,232
1,139,900		Randon Participacoes S.A.		8,794,992
1,225,400		Sao Paulo Alpargatas S.A.		4,291,338
1,023,750		Tam S.A.		17,426,752
				38,344,314

Consumer, Non-cyclical: 5.5%
1,677,900		Anhanguera Educacional Participacoes S.A. *		24,077,447
464,600		Contax Participacoes S.A.		6,403,967
854,100		Kroton Educacional S.A.		7,944,226
				38,425,640
Financial: 9.9%
651,400		Banco ABC Brasil S.A.		5,036,880
2,176,400		Banco do Estado do Rio Grande do Sul S.A. (Class A)		18,023,865
832,100		Banco Industrial e Comercial S.A.		6,261,614
664,400		Banco Panamericano S.A.		4,020,575
1,341,000		Sul America S.A.		36,254,413
				69,597,347

Industrial: 1.1%
2,933,350		Confab Industrial S.A.		7,692,093

Utilities: 5.4%
125,800		Centrais Eletricas de Santa Catarina S.A.		2,600,304
209,650		Cia de Gas de Sao Paulo		4,227,771
306,950		Cia Energetica do Ceara		5,163,131
1,202,100		Terna Participacoes S.A.		25,837,707
				37,828,913

Total Preferred Stocks
(Cost: $189,322,096)				210,633,395

MONEY MARKET FUND: 0.1%
(Cost: $550,022)
		Dreyfus Government
550,022		Cash Management Fund		550,022
Total Investments Before Collateral
for Securities Loaned: 99.9%
(Cost: $643,807,938)				702,483,950

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.0%
(Cost: $444,000)		Dreyfus Government
444,000		Cash Management Fund		444,000

Total Investments: 99.9%
(Cost: $644,251,938)				702,927,950
Assets in excess of other liabilities: 0.1%				414,283
NET ASSETS: 100.0%				$ 703,342,233

AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
CAD	Canadian Dollar
SR		A subscription receipt allows the holder to receive common stock in the issuer without further payment.
USD	United States Dollar
*	Non-income producing
†		Security fully or partially on loan. Total market value of securities on loan is $445,872.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $784 which represents 0.0% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $649,847,896 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 73,162,664
Gross Unrealized Depreciation				(14,042,652)
Net Unrealized Appreciation				$ 59,120,012

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Basic Materials	$ 31,230,451	$ -	$ -	$ 31,230,451
Communications	14,115,717	-	-	14,115,717
Consumer, Cyclical	117,658,431	-	-	117,658,431
Consumer, Non-cyclical	96,858,002	-	-	96,858,002
Energy	10,552,091	-	-	10,552,091
Financial	131,350,449	-	-	131,350,449
Industrial	35,975,364	-	-	35,975,364
Technology	29,481,706	-	-	29,481,706
Utilities	24,077,538	784	-	24,078,322

Preferred Stocks:
Basic Materials	18,745,088	-	-	18,745,088
Consumer, Cyclical	38,344,314	-	-	38,344,314
Consumer, Non-cyclical	38,425,640	-	-	38,425,640
Financial	69,597,347	-	-	69,597,347
Industrial	7,692,093	-	-	7,692,093
Utilities	37,828,913	-	-	37,828,913

Money Market Fund:
United States	994,022	-	-	994,022
Total	$ 702,927,166	$ 784	$ -	$ 702,927,950

See Note to Schedules of Investments

GULF STATES ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.5%
Bahrain: 1.6%
	292,732		Al-Salam Bank B.S.C. #		$ 70,657
	187,572		Gulf Finance House E.C. * #		48,841
	296,360		Ithmaar Bank B.S.C. * #		56,213
					175,711

Iraq: 5.1%
	166,900		DNO International ASA (NOK) * #		208,922
	39,331		Heritage Oil Ltd. (GBP) * #		334,544
					543,466

Kuwait: 40.1%
	145,000		Boubyan Bank K.S.C. * #		259,632
	90,000		Boubyan Petrochemicals Co. #		173,158
	90,000		Burgan Bank * #		115,976
	125,000		Commercial Bank of Kuwait *		404,545
	65,000		Investment Dar Co. K.S.C. * #		9,247
	207,214		Kuwait Finance House #		798,361
	92,500		Kuwait Investment Projects Co. K.S.C.C.		165,605
	175,000		Mobile Telecommunications Co. K.S.C. * #		818,942
	202,525		National Bank of Kuwait S.A.K. #		835,218
	245,000		National Industries Group (Holding) S.A. * #		323,904
	60,000		National Investments Co. K.S.C.C. * #		87,624
	95,000		National Real Estate Co. S.A.K. * #		67,276
	130,000		Public Warehousing Co. K.S.C. * #		268,339
					4,327,827

Oman: 5.0%
	136,008		Bank Muscat S.A.O.G. #		298,261
	46,385		Oman Telecommunications Co. #		154,703
	40,709		Renaissance Services S.A.O.G. #		83,607
					536,571

Qatar: 21.1%
	13,529		Barwa Real Estate Co. Q.S.C. #		119,114
	11,159		Commercial Bank of Qatar #		226,297
	75,755		Masraf Al Rayan Q.S.C. * #		282,870
	5,154		Qatar Electricity & Water Co. Q.S.C. #		146,051
	28,862		Qatar Gas Transport Co. Ltd. (Nakilat) * #		180,689
	10,656		Qatar Islamic Bank S.A.Q. #		234,770
	20,175		Qatar National Bank S.A.Q. #		748,780
	8,166		Qatar Telecom (QTel) Q.S.C. * #		335,902
					2,274,473

United Arab Emirates - Abu Dhabi: 12.3%
	247,901		Abu Dhabi Commercial Bank #		139,172
	212,578		Aldar Properties PJSC * #		266,315
	597,003		Dana Gas PJSC * #		144,655
	42,519		First Gulf Bank PJSC #		207,952
	123,264		National Bank of Abu Dhabi PJSC #		403,438
	170,077		Union National Bank of Abu Dhabi * #		161,454
					1,322,986

United Arab Emirates - Dubai: 14.3%
	471,410		Air Arabia PJSC #		125,800
	120,815		Arabtec Holding Co. PJSC * #		88,854
	787,098		DP World Ltd. #		405,897
	329,847		Dubai Financial Market PJSC #		170,499
	111,870		Dubai Islamic Bank #		82,826
	615,824		Emaar Properties PJSC * #		669,816
					1,543,692

Total Common Stocks
(Cost: $11,822,104)					10,724,726

	Principal
	Amount
CONVERTIBLE BOND (Oman): 0.0%
(Cost: $4,372)
	1,683		Bank Muscat S.A.O.G. 7.00%, 3/20/14 #		4,197

	Number
	of Shares
MONEY MARKET FUND: 1.1%
(Cost: $115,200)
			Dreyfus Government
	115,200		Cash Management Fund		115,200

Total Investments: 100.6%
(Cost: $11,941,676)					10,844,123
Liabilities in excess of other assets: (0.6)%					(60,949)
NET ASSETS: 100.0%					$ 10,783,174

GBP	British Pound
NOK	Norwegian Krone
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $10,158,773, which represents 94.2% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $13,574,813 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 576,196
Gross Unrealized Depreciation					(3,306,886)
Net Unrealized Depreciation					$ (2,730,690)

				% of
Summary of Investments by Sector (unaudited)				Investments	Value
Capital Goods				14.5%	$ 1,567,602
Chemicals				1.6	173,158
Energy				8.8	952,417
Finance				53.6	5,812,435
Real Estate				12.8	1,390,860
Technology				1.4	154,703
Transportation				4.9	531,697
Utilities				1.3	146,051
Money Market Fund				1.1	115,200
				100.0%	$ 10,844,123

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Bahrain		$ -	$ 175,711	$ -	$ 175,711
Iraq		-	543,466	-	543,466
Kuwait		570,150	3,757,677	-	4,327,827
Oman		-	536,571	-	536,571
Iraq		-	2,274,473	-	2,274,473
United Arab Emirates - Abu Dhabi		-	1,322,986	-	1,322,986
United Arab Emirates - Dubai		-	1,543,692	-	1,543,692

Convertible Bond:
Oman		-	4,197	-	4,197

Money Market Fund:
United States		115,200	-	-	115,200
Total		$ 685,350	$ 10,158,773	$ -	$ 10,844,123

See Note to Schedules of Investments

INDONESIA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.9%
Basic Materials: 12.2%
21,600,000		Aneka Tambang Tbk PT #		$ 5,681,661
439,957,000		Bakrie and Brothers Tbk PT * #		3,520,349
35,163,000		Delta Dunia Makmur Tbk PT * #		4,128,696
16,644,500		Indah Kiat Pulp and Paper Corp. Tbk PT * #		4,058,624
9,103,000		Indocement Tunggal Prakarsa Tbk PT #		14,231,513
13,938,000		International Nickel Indonesia Tbk PT #		7,213,576
				38,834,419

Communications: 9.3%
10,522,500		PT Indosat Tbk #		6,353,382
649,940		Telekomunikasi Indonesia Tbk PT (ADR)		23,241,855
				29,595,237

Consumer, cyclical: 8.2%
5,700,000		Astra International Tbk PT #		26,188,558

Consumer, Non-cyclical: 15.2%
2,073,000		Astra Agro Lestari Tbk PT #		5,591,461
3,356,000		Gudang Garam Tbk PT #		9,116,627
28,388,500		Indofood Sukses Makmur Tbk PT #		11,756,388
5,989,000		Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #		6,432,528
26,249,500		PT Kalbe Farma Tbk #		5,389,490
7,413,500		Unilever Indonesia Tbk PT #		9,895,431
				48,181,925

Energy: 16.6%
67,197,000		Adaro Energy Tbk PT #		14,436,288
72,652,500		Bumi Resources Tbk PT #		17,895,990
1,921,000		Indo Tambangraya Megah PT #		8,016,491
9,059,000		Medco Energi Internasional Tbk PT #		2,582,206
5,218,000		Tambang Batubara Bukit Asam Tbk PT #		9,956,147
				52,887,122

Financial: 25.1%
37,991,500		Bank Central Asia Tbk PT #		22,920,889
17,596,372		Bank Danamon Indonesia Tbk PT #		10,028,553
29,398,000		Bank Mandiri PT #		17,231,196
77,054,500		Lippo Karawaci Tbk PT * #		5,076,524
23,373,000		PT Bank Negara Indonesia (Persero) Tbk #		5,829,074
20,696,000		PT Bank Rakyat Indonesia Tbk #		18,719,114
				79,805,350

Industrial: 7.0%
9,248,000		Semen Gresik Persero Tbk PT #		7,404,493
7,300,500		United Tractors Tbk #		14,692,074
				22,096,567

Utilities: 6.3%
42,600,500		Perusahaan Gas Negara PT #		19,853,534

Total Common Stocks
(Cost: $268,941,690)				317,442,712

MONEY MARKET FUND: 0.1%
(Cost: $189,680)
		Dreyfus Government
189,680		Cash Management Fund		189,680

Total Investments: 100.0%
(Cost: $269,131,370)				317,632,392
Liabilities in excess of other assets: (0.0)%				(916)
NET ASSETS: 100.0%				$ 317,631,476

ADR	American Depositary Receipt
*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $294,200,857 which represents 92.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $269,142,578 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 52,310,705
Gross Unrealized Depreciation				(3,820,891)
Net Unrealized Appreciation				$ 48,489,814

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Basic Materials	$ -	$ 38,834,419	$ -	$ 38,834,419
Communications	23,241,855	6,353,382	-	29,595,237
Consumer, Cyclical	-	26,188,558	-	26,188,558
Consumer, Non-cyclical	-	48,181,925	-	48,181,925
Energy	-	52,887,122	-	52,887,122
Financial	-	79,805,350	-	79,805,350
Industrial	-	22,096,567	-	22,096,567
Utilities	-	19,853,534	-	19,853,534

Money Market Fund:
United States	189,680	-	-	189,680
Total	$ 23,431,535	$ 294,200,857	$ -	$ 317,632,392

See Note to Schedules of Investments

	RUSSIA ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares					Value
COMMON STOCKS: 99.9%
	Basic Materials: 22.4%
	1,426,354		Evraz Group S.A. (GDR) * † # R			$ 56,553,960
	6,085,827		JSC MMC Norilsk Nickel (ADR) * #			111,585,251
	2,801,285		Magnitogorsk Iron & Steel Works (GDR) * # R			33,905,109
	1,356,612		Mechel OAO (ADR)			38,554,913
	1,953,170		Novolipetsk Steel (GDR) * #			67,666,215
	1,301,568		Polymetal (GDR) * R			13,275,994
	1,242,518		Polyus Gold Co. (ADR) #			31,942,318
	3,284,068		Severstal (GDR) * # R			47,707,104
	1,384,672		Uralkali (GDR) * # R			29,048,051
						430,238,915

	Communications: 11.0%
	1,362,055		Comstar United TeleSystems (GDR) # R			9,528,495
	495,886		CTC Media, Inc. (USD)			8,539,157
	1,299,254		Mobile TeleSystems OJSC (ADR)			72,108,597
	2,379,093		Rostelecom # R			11,978,329
	1,572,454		Sistema JSFC (GDR) * # R			42,611,955
	105,260,885		Uralsvyazinform #			3,987,282
	3,342,469		Vimpel-Communications OAO (ADR)			61,534,854
						210,288,669

	Consumer, Cyclical: 1.4%
	1,449,852		Magnit OAO (GDR) # R			26,761,171

Consumer, Non-cyclical: 2.9%
	492,659		Pharmstandard (GDR) * # R			12,176,162
	573,611		Wimm-Bill-Dann Foods OJSC (ADR)			12,860,359
	885,040		X5 Retail Group N.V. (GDR) * # R			30,824,284
						55,860,805

	Energy: 39.9%
	3,090,356		Gazprom Neft OAO (ADR) #			80,801,387
	7,411,277,467		Inter RAO UES * #			13,784,976
	590,396		Intergra Group (GDR) * # R			1,764,191
	2,715,424		LUKOIL (ADR) #			153,804,078
	989,523		Novatek OAO (GDR) # R			71,868,203
	6,328,266		OAO Gazprom (ADR) #			147,638,326
	2,544,606		Raspadskaya * # R			18,777,920
	18,210,394		Rosneft Oil Co. (GDR) * #			144,301,366
	9,624,700		Surgutneftegaz (ADR) #			95,339,285
	1,183,398		Tatneft (ADR) #			36,999,428
						765,079,160

	Financial: 12.6%
	1,607,520		PIK Group (GDR) *			8,439,480
	49,665,580		Sberbank RF #			144,957,935
	15,784,514		VTB Bank OJSC (GDR) # R			87,404,426
						240,801,841

	Industrial: 1.7%
	515,373		Globaltrans Investment PLC (GDR) * # R			6,686,029
	836,904		Novorossiysk Commercial Sea Port (GDR) † R			11,465,585
	711,269		OAO TMK (GDR) * # R			14,627,957
						32,779,571

	Utilities: 8.0%
	4,020,144,369		Federal Grid Co. Unified Energy System JSC * #			50,694,020
	133,753,995		IDGC Holding JSC * #			22,282,078
	7,410,870		Irkutsk Electric Grid Company Ltd. (a) * #			-
	129,542,129		Mosenergo OAO * #			17,484,301
	145,490,993		OGK-1 OAO * #			6,209,556
	106,681,109		OGK-2 OAO * #			6,253,647
	105,222,490		OGK-6 OAO * #			4,633,998
	8,805,132		RusHydro (ADR) * #			46,298,060
						153,855,660

	Total Common Stocks
	(Cost: $1,744,895,453)					1,915,665,792

MONEY MARKET FUND: 1.4%
	(Cost: $26,697,172)
			Dreyfus Government
	26,697,172		Cash Management Fund			26,697,172

Total Investments Before Collateral
for Securities Loaned: 101.3%
	(Cost: $1,771,592,625)					1,942,362,964

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.2%
			Dreyfus Government
	22,546,000		Cash Management Fund			22,546,000

			Bank of New York
	755,388		Institutional Cash Reserve Series B (b) #			173,739
	Total Collateral
	(Cost: $23,301,388)					22,719,739

	OTHER: 0.0%
	(Cost: $0)
	0		Capital Support Agreement (b) #			267,840
Total Investments: 102.5%
	(Cost: $1,794,894,013)					1,965,350,543
Liabilities in excess of other assets: (2.5)%						(47,002,053)
	NET ASSETS: 100.0%					$ 1,918,348,490

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,654,728.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,689,328,432 which represents 88.1% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Illiquid, restricted private company received as a spinoff from Irkutskenergo.
(b)
The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions explained in the Notes to Schedules of Investments. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $1,865,923,600 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation						$ 189,395,405
Gross Unrealized Depreciation						(89,968,462)
Net Unrealized Appreciation						$ 99,426,943

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant		Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs		of Investments
	Common Stocks:
	Basic Materials	$ 51,830,907	$ 378,408,008	$ -		$ 430,238,915
	Communications	142,182,608	68,106,061	-		210,288,669
	Consumer, Cyclical	-	26,761,171	-		26,761,171
	Consumer, Non-cyclical	12,860,359	43,000,446	-		55,860,805
	Energy	-	765,079,160	-		765,079,160
	Financial	8,439,480	232,362,361	-		240,801,841
	Industrial	11,465,585	21,313,986	-		32,779,571
	Utilities	-	153,855,660	-	(a)	153,855,660

	Money Market Fund:
	United States	49,243,172	173,739	-		49,416,911
	Capital Support Agreement	-	-	267,840		267,840
Total		$ 276,022,111	$ 1,689,060,592	$ 267,840		$ 1,965,350,543
(a) Includes a zero valued security which had no activity during the period

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions for the three month period ended March 31, 2010:
Balance as of 12/31/09						$ 293,650
	Realized gain (loss)					-
Change in unrealized appreciation (depreciation)						(25,810)
	Net purchases (sales)					-
Transfers in and/or out of level 3						-
	Balance as of 3/31/10					$ 267,840

See Note to Schedules of Investments

VIETNAM ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 99.1%
Basic Materials: 4.7%
	3,651,460		PetroVietnam Fertilizer & Chemical JSC #		$ 6,184,893

Communications: 1.5%
	435,160		FPT Corp. #		1,898,658

Consumer, Cyclical: 6.5%
	2,171,700		Kinh Bac City Development Share Holding Corp. * #		6,574,762
	2,435,500		Minor International PCL (THB) #		827,427
	638,038		Parkson Holdings BHD (MYR) #		1,153,491
					8,555,680

Consumer, Non-cyclical: 2.2%
	6,172,500		Charoen Pokphand Foods (NVDR) (THB) #		2,860,843

Energy: 17.3%
	258,055		Oil and Natural Gas Corp. Ltd. (INR) #		6,313,302
	1,484,836		PetroVietnam Drilling & Well Services JSC * #		4,345,467
	210,281		Premier Oil PLC (GBP) * #		3,940,597
	95,671		Soco International PLC (GBP) * #		2,401,158
	333,633		Talisman Energy, Inc. (CAD)		5,712,095
					22,712,619

Financial: 40.7%
	2,716,390		Bank for Foreign Trade of Vietnam JSC #		6,248,716
	4,969,090		Bao Viet Holdings * #		11,066,946
	2,210,000		CapitaLand Ltd. (SGD) #		6,261,139
	2,301,585		HAGL JSC * #		9,746,305
	1,263,000		Keppel Land Ltd. (SGD) #		3,309,736
	1,506,100		Kim Long Securities Corp. #		1,799,439
	2,755,750		PetroVietnam Finance JSC * #		4,104,515
	1,800,700		Saigon-Hanoi Commercial Joint Stock Bank #		1,843,341
	738,500		SP Setia BHD (MYR) #		945,407
	1,420,470		Tan Tao Investment Industry Corp. * #		2,663,733
	3,600,940		VietNam JSC Commercial Bank for Industry and Trade * #		5,276,033
					53,265,310

Industrial: 24.0%
	1,036,361		Development Investment Construction Corp. #		3,710,175
	2,661,700		Gamuda BHD (MYR) #		2,363,696
	59,658		GS Engineering & Construction Corp. (KRW) #		5,139,333
	1,138,330		Hoa Phat Group JSC #		3,718,069
	2,317,400		Petroleum Technical Services Corp. #		3,690,904
	2,305,300		Petrovietnam Construction Co. #		2,890,188
	647,840		Song Da Urban & Industrial Zone Investment & Development JSC #		2,522,368
	2,775,900		Viet Nam Construction & Import-Export JSC #		7,375,255
					31,409,988

Utilities: 2.2%
	3,395,280		Pha Lai Thermal Power JSC #		2,891,659

Total Common Stocks
(Cost: $138,550,142)					129,779,650

CLOSED END FUND: 0.7%
(Cost: $997,307)
	602,737		VinaCapital Vietnam Opportunity Fund * #		947,812

Total Investments: 99.8%
(Cost: $139,547,449)					130,727,462
Assets in excess of other liabilities: 0.2%					275,781
NET ASSETS: 100.0%					$ 131,003,243

CAD	Canadian Dollar
GBP	British Pound
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NVDR	Non-voting depository receipt
SGD	Singapore Dollar
THB	Thai Baht
*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $125,015,367 which represents 95.4% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $141,905,198 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 4,809,500
Gross Unrealized Depreciation					(15,987,236)
Net Unrealized Depreciation					$ (11,177,736)

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Basic Materials		$ -	$ 6,184,893	$ -	$ 6,184,893
Communications		-	1,898,658	-	1,898,658
Consumer, Cyclical		-	8,555,680	-	8,555,680
Consumer, Non-cyclical		-	2,860,843	-	2,860,843
Energy		5,712,095	17,000,524	-	22,712,619
Financial		-	53,265,310	-	53,265,310
Industrial		-	31,409,988	-	31,409,988
Utilities		-	2,891,659	-	2,891,659

Closed End Fund:		-	947,812	-	947,812
Total		$ 5,712,095	$ 125,015,367	$ -	$ 130,727,462

See Note to Schedules of Investments

	POLAND ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
COMMON STOCKS: 100.1%
Consumer Discretionary: 1.2%
	11,679		NG2 S.A. #		$ 226,967

	Consumer Staple: 10.1%
	22,746		Central European Distribution Corp. (USD) *		796,337
	53,445		Cersanit S.A. * #		299,687
	84,673		Jeronimo Martins, SGPS, S.A. #		859,043
					1,955,067

	Energy: 16.8%
	43,830		Grupa LOTOS S.A. * #		452,598
	7,252		PBG S.A. * #		547,747
	97,348		Polski Koncern Naftowy Orlen S.A. * #		1,322,743
	716,651		Polskie Gornictwo Naftowe i Gazownictwo S.A. #		919,571
					3,242,659

	Financial: 34.3%
	23,549		Bank Handlowy w Warszawie S.A. * #		659,562
	433,847		Bank Millennium S.A. * #		664,228
	25,000		Bank Pekao S.A. * #		1,455,312
	12,830		Bank Zachodni WBK S.A. * #		926,081
	6,468		BRE Bank S.A. * #		589,424
	201,006		Getin Holding S.A. * #		757,662
	112,237		PKO Bank Polski S.A. #		1,572,528
					6,624,797

	Health Care: 1.0%
	2,520,324		Bioton S.A. * #		202,813

	Industrial: 8.2%
	7,535		Budimex S.A. #		263,854
	89,931		Globe Trade Centre S.A. * #		782,398
	304,653		Polimex-Mostostal S.A. #		543,938
					1,590,190

Information Technology: 4.3%
	42,126		Asseco Poland S.A. #		838,748
	21,148		Asseco Poland S.A. Rights * #
			(PLN 60.00, expiring 4/29/10)		-
					838,748

	Materials: 7.1%
	36,253		KGHM Polska Miedz S.A. #		1,364,195

Telecommunication Services: 11.9%
	15,253		Agora S.A. * #		143,177
	18,535		Cyfrowy Polsat S.A. #		101,375
	150,425		Netia S.A. * #		267,716
	196,901		Telekomunikacja Polska S.A. #		1,119,912
	104,694		TVN S.A. #		661,290
					2,293,470

	Utilities: 5.2%
	123,070		Polska Grupa Energetyczna S.A. *		996,431

	Total Common Stocks
	(Cost: $17,593,163)				19,335,337

MONEY MARKET FUND: 0.2%
	(Cost: $43,645)
			Dreyfus Government
	43,645		Cash Management Fund		43,645

	Total Investments: 100.3%
	(Cost: $17,636,808)				19,378,982
Liabilities in excess of other assets: (0.3)%					(59,796)
	NET ASSETS: 100.0%				$ 19,319,186

PLN	Polish Zloty
USD	United States Dollar
*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,542,569 which represents 90.8% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $17,636,808 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 1,789,834
Gross Unrealized Depreciation					(47,660)
Net Unrealized Appreciation					$ 1,742,174

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Consumer Discretionary	$ -	$ 226,967	$ -	$ 226,967
	Consumer Staple	796,337	1,158,730	-	1,955,067
	Energy	-	3,242,659	-	3,242,659
	Financial	-	6,624,797	-	6,624,797
	Health Care	-	202,813	-	202,813
	Industrial	-	1,590,190	-	1,590,190
	Information Technology	-	838,748	-	838,748
	Materials	-	1,364,195	-	1,364,195
	Telecommunication Services	-	2,293,470	-	2,293,470
	Utilities	996,431	-	-	996,431

	Money Market Fund:
	United States	43,645	-	-	43,645
Total		$ 1,836,413	$ 17,542,569	$ -	$ 19,378,982

See Note to Schedules of Investments

EGYPT ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares				Value
COMMON STOCKS: 99.0%
Basic Materials: 15.8%
45,743		Centamin Egypt Ltd. * #		$ 94,317
7,041		Egyptian Financial & Industrial Co. #		30,637
25,704		Ezz Steel * #		98,716
35,883		Sidi Kerir Petrochemcials Co. #		95,541
				319,211

Communications: 15.8%
2,366		MobiNil Egyptian Co. for Services #		92,309
139,383		Orascom Telecom Holding SAE #		142,815
27,122		Telecom Egypt #		83,851
				318,975

Consumer, Cyclical: 1.2%
14,433		Arab Cotton Ginning Co. * #		10,643
6,671		Nile Cotton Ginning Co. * #		14,003
				24,646

Consumer, Non-cyclical: 0.3%
5,517		Ajwa for Food Industries Co. * #		5,388

Energy: 3.6%
15,743		Maridive & Oil Services SAE * #		72,928

Financial: 41.2%
12,260		Cairo Housing & Development Co. SAE #		13,337
59,966		Citadel Capital Corp. *		89,089
12,080		Commercial International Bank Egypt SAE #		142,723
19,674		Egyptian Financial Group-Hermes Holding #		113,589
64,577		Egyptian for Tourism Resorts * #		25,332
11,791		Heliopolis Housing #		69,107
10,920		Medinet Nasr Housing #		64,780
35,718		Naeem Holding #		16,798
55,122		Palm Hills Developments SAE * #		65,853
21,787		Palm Hills Developments SAE Right * #
		(EGP 2.00, expiring 4/6/10)		18,083
29,855		Pioneers Holding #		25,056
4,002		Six of October Development & Investment Co. * #		70,899
85,005		Talaat Moustafa Group * #		118,581
				833,227

Industrial: 14.8%
71,919		Egyptian Electrical Cables * #		15,543
6,362		ElSwedy Cables Holding Co. #		86,946
3,582		Orascom Construction Industries #		171,831
20,214		South Valley Cement Co. * #		26,142
				300,462

Real Estate: 6.3%
57,149		Egyptian Kuwaiti Holding Co. #		128,692

Total Common Stocks
(Cost: $2,014,400)				2,003,529

MONEY MARKET FUND: 0.7%
(Cost: $14,477)
		Dreyfus Government
14,477		Cash Management Fund		14,477

Total Investments: 99.7%
(Cost: $2,028,877)				2,018,006
Assets in excess of other liabilities: 0.3%				5,788
NET ASSETS: 100.0%				$ 2,023,794

*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,914,440 which represents 94.6% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $2,028,877 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation				$ 55,504
Gross Unrealized Depreciation				(66,375)
Net Unrealized Depreciation				$ (10,871)

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant	Fair Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Basic Materials	$ -	$ 319,211	$ -	$ 319,211
Communications	-	318,975	-	318,975
Consumer, Cyclical	-	24,646	-	24,646
Consumer, Non-cyclical	-	5,388	-	5,388
Energy	-	72,928	-	72,928
Financial	89,089	744,138	-	833,227
Industrial	-	300,462	-	300,462
Real Estate	-	128,692	-	128,692

Money Market Fund:
United States	14,477	-	-	14,477
Total	$ 103,566	$ 1,914,440	$ -	$ 2,018,006

See Note to Schedules of Investments

Specialty ETFs

ENVIRONMENTAL SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

	Number
	of Shares				Value
	COMMON STOCKS: 99.9%
	Canada: 4.0%
	107,896		Waste Services, Inc. (USD) *		$ 1,067,091

	France: 10.1%
	76,765		Veolia Environnement (ADR)		2,653,766

	United States: 85.8%
	63,711		Calgon Carbon Corp. *		1,090,732
	105,024		Casella Waste Systems, Inc. *		528,271
	19,596		Clean Harbors, Inc. *		1,088,754
	66,247		Covanta Holding Corp. *		1,103,675
	121,907		Darling International, Inc. *		1,092,287
	64,374		Fuel Tech, Inc. * †		516,279
	39,284		Layne Christensen Co. *		1,049,276
	88,164		Metalico, Inc. *		528,102
	46,443		Nalco Holding Co.		1,129,958
	223,703		Newpark Resources, Inc. *		1,174,441
	222,457		Perma-Fix Environmental Services, Inc. *		498,304
	511,867		Rentech, Inc. * †		527,223
	90,995		Republic Services, Inc.		2,640,675
	31,072		Shaw Group, Inc. *		1,069,498
	48,369		Stericycle, Inc. *		2,636,111
	47,860		Tetra Tech, Inc. *		1,102,694
	68,692		US Ecology, Inc.		1,105,941
	32,201		Waste Connections, Inc. *		1,093,546
	76,564		Waste Management, Inc.		2,636,099
					22,611,866
	Total Common Stocks
	(Cost: $29,121,833)				26,332,723

MONEY MARKET FUND: 0.6%
	(Cost: $146,244)
			Dreyfus Government
	146,244		Cash Management Fund		146,244

Total Investments Before Collateral
	for Securities Loaned: 100.5%
	(Cost: $29,268,077)				26,478,967

SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES LOANED: 1.7%
			Dreyfus Government
	427,000		Cash Management Fund		427,000

			Bank of New York
	87,523		Institutional Cash Reserve Series B (a) #		20,130
	Total Collateral
	(Cost: $514,523)				447,130

	OTHER: 0.1%
	(Cost: $0)
	0		Capital Support Agreement (a) #		31,033

	Total Investments: 102.3%
	(Cost: $29,782,600)				26,957,130
Liabilities in excess of other assets: (2.3)%					(599,107)
	NET ASSETS: 100.0%				$ 26,358,023

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $424,026.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $51,163, which represents 0.2% of net assets.

(a)
The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions explained in the Notes to Schedules of Investments. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $29,863,773 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 1,096,419
Gross Unrealized Depreciation					(4,003,062)
Net Unrealized Depreciation					$ (2,906,643)

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned (unaudited)				Investments	Value
Alternative Waste Technologies				8.3%	$ 2,183,019
	Energy-Alternate Sources			6.2	1,630,898
	Engineering/R&D Services			5.9	1,567,802
Environmental Consulting & Engineering				1.9	516,279
	Hazardous Waste Disposal			18.2	4,830,806
Miscellaneous Building & Construction				4.0	1,049,276
Non-Hazardous Waste Disposal				40.1	10,619,448
	Oil-Field Services			4.4	1,174,441
	Recycling			2.0	528,102
Water				8.4	2,232,652
	Money Market Fund			0.6	146,244
				100.0%	$ 26,478,967

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks*	$ 26,332,723	$ -	$ -	$ 26,332,723

	Money Market Fund	573,244	20,130	-	593,374
	Capital Support Agreement	-	-	31,033	31,033
Total		$ 26,905,967	$ 20,130	$ 31,033	$ 26,957,130
* See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

	Balance as of 12/31/09				$ 34,024
	Realized gain (loss)				-
Change in unrealized appreciation (depreciation)					(2,991)
	Net purchases (sales)				-
Transfers in and/or out of Level 3					-
	Balance as of 3/31/10				$ 31,033

See Note to Schedules of Investments

GAMING ETF
SCHEDULE OF INVESTMENTS
March 31, 2010 (unaudited)

Number
of Shares					Value
COMMON STOCKS: 99.7%
Australia: 14.1%
541,378		Aristocrat Leisure Ltd. † #			$ 2,246,799
328,176		Consolidated Media Holdings Ltd. #			947,628
604,167		Crown Ltd. #			4,530,621
759,168		TABCORP Holdings Ltd. #			4,801,828
1,600,980		Tatts Group Ltd. #			3,612,336
					16,139,212

Austria: 1.8%
35,932		BWIN Interactive Entertainment A.G. * #			2,116,327

Canada: 0.5%
77,699		Great Canadian Gaming Corp. *			562,897

China / Hong Kong: 8.6%
1,224,240		Galaxy Entertainment Group Ltd. * † #			563,204
5,402,000		Golden Resorts Group Ltd. #			333,437
244,864		Melco Crown Entertainment Ltd. (ADR) * †			1,180,244
3,005,600		Sands China Ltd. *			4,776,631
1,973,000		SJM Holdings Ltd. #			1,302,246
1,155,200		Wynn Macau Ltd. * #			1,663,200
					9,818,962

Germany: 0.2%
5,553		Tipp24 SE #			214,391

Greece: 5.8%
142,007		Intralot S.A. #			644,435
264,757		OPAP S.A. #			6,027,634
					6,672,069

Ireland: 1.6%
51,999		Paddy Power PLC #			1,851,217

Italy: 1.7%
87,086		Lottomatica S.p.A. #			1,665,489
72,455		Snai S.p.A. * #			300,505
					1,965,994

Japan: 3.7%
177		Fields Corp. #			206,124
50,408		Heiwa Corp. #			518,727
12,965		Mars Engineering Corp. #			265,115
66,773		Sankyo Co. Ltd. #			3,307,386
					4,297,352

Malaysia: 10.9%
972,951		Berjaya Sports Toto BHD #			1,334,685
2,813,338		Genting BHD #			5,683,668
4,221,798		Resorts World BHD #			3,710,149
312,127		Tanjong PLC #			1,715,843
					12,444,345

New Zealand: 1.4%
723,214		Sky City Entertainment Group Ltd. #			1,650,706

South Africa: 1.7%
213,149		Gold Reef Resorts Ltd. #			550,897
115,136		Sun International Ltd. * #			1,439,607
					1,990,504

South Korea: 2.4%
172,176		Kangwon Land, Inc. #			2,586,845
71,591		Paradise Co. Ltd. #			200,848
					2,787,693

Sweden: 1.3%
37,000		Betsson A.B. #			636,698
27,433		Unibet Group PLC † #			818,084
					1,454,782

United Kingdom: 11.3%
165,628		888 Holdings PLC #			249,076
454,045		IG Group Holdings PLC #			2,770,277
1,134,315		Ladbrokes PLC #			2,736,593
368,787		PartyGaming PLC * #			1,791,275
178,515		Playtech Ltd. † #			1,461,176
299,372		Rank Group PLC #			534,079
489,253		Sportingbet PLC #			565,401
881,704		William Hill PLC #			2,830,386
					12,938,263

United States: 32.7%
32,638		Ameristar Casinos, Inc.			594,664
69,442		Bally Technologies, Inc. *			2,815,179
69,318		Boyd Gaming Corp. * †			684,862
12,069		Churchill Downs, Inc.			452,587
46,922		Global Cash Access Holdings, Inc. *			383,353
373,011		International Game Technology			6,882,053
20,806		Isle of Capri Casinos, Inc. *			161,871
390,263		Las Vegas Sands Corp. *			8,254,062
255,226		MGM Mirage * †			3,062,712
85,515		Penn National Gaming, Inc. *			2,377,317
75,556		Pinnacle Entertainment, Inc. *			735,915
81,674		Scientific Games Corp. *			1,149,970
67,424		Shuffle Master, Inc. *			552,203
66,115		WMS Industries, Inc. *			2,772,863
86,826		Wynn Resorts Ltd.			6,584,016
					37,463,627

Total Common Stocks
(Cost: $90,155,465)					114,368,341

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 5.8%
		Dreyfus Government
6,718,000		Cash Management Fund			6,718,000

		Bank of New York
715		Institutional Cash Reserve Series B (a) #			164
Total Collateral
(Cost: $6,718,715)					6,718,164

OTHER: 0.0%
(Cost: $0)
0		Capital Support Agreement (a) #			254

Total Investments: 105.5%
(Cost: $96,874,180)					121,086,759
Liabilities in excess of other assets: (5.5)%					(6,348,072)
NET ASSETS: 100.0%					$ 114,738,687

ADR	American Depositary Receipt
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,459,153.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $70,385,360 which represents 61.3% of net assets.

(a)
The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the fund, may provide capital to the fund  for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions explained in the Notes to Schedules of Investments. This valuation represents the fair value of the CSA as of March 31, 2010.

The aggregate cost of investments owned for Federal income tax purposes is $97,716,855 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 27,193,286
Gross Unrealized Depreciation					(3,823,382)
Net Unrealized Appreciation					$ 23,369,904

Summary of Investments by Sector			% of
Excluding Collateral for Securities Loaned (unaudited)			Investments		Value
Casino Resorts			39.9%		$ 45,663,713
Gaming Technology			30.4		34,767,087
Horse Racing			2.8		3,130,409
Online Gaming			4.9		5,611,460
Sports Betting			22.0		25,195,672
			100.0%		$ 114,368,341

The summary of inputs used to value the Fund’s investments as of March 31, 2010, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Australia		$ -	$ 16,139,212	$ -	$ 16,139,212
Austria		-	2,116,327	-	2,116,327
Canada		562,897	-	-	562,897
China / Hong Kong		5,956,875	3,862,087	-	9,818,962
Germany		-	214,391	-	214,391
Greece		-	6,672,069	-	6,672,069
Ireland		-	1,851,217	-	1,851,217
Italy		-	1,965,994	-	1,965,994
Japan		-	4,297,352	-	4,297,352
Malaysia		-	12,444,345	-	12,444,345
New Zealand		-	1,650,706	-	1,650,706
South Africa		-	1,990,504	-	1,990,504
South Korea		-	2,787,693	-	2,787,693
Sweden		-	1,454,782	-	1,454,782
United Kingdom		-	12,938,263	-	12,938,263
United States		37,463,627	-	-	37,463,627

Money Market Fund:
United States		6,718,000	164	-	6,718,164
Capital Support Agreement		-	-	254	254
Total		$ 50,701,399	$ 70,385,106	$ 254	$ 121,086,759

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the three month period ended March 31, 2010:

Balance as of 12/31/09					$ 278
Realized gain (loss)					-
Change in unrealized appreciation (depreciation)					(24)
Net purchases (sales)					-
Transfers in and/or out of Level 3					-
Balance as of 3/31/10					$ 254

See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments March 31, 2010 (unaudited)

Security Valuation -  Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 31, 2010

By  Bruce J. Smith,  Chief Financial Officer, Market Vectors ETF Trust

Date: May 31, 2010